Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [Line Items]
Contract revenue	$ 750	$ 2,090	$ 9,979
Imbrium Therapeutics L.P.
Revenue [Line Items]
Contract revenue			6,500
Gelesis | Associates
Revenue [Line Items]
Royalty income	$ 0	$ 509	$ 231